Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2017
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Total current marketable investment securities	$ 31		$ 149,740
Restricted marketable investment securities(1)		$ 390	67,019
Total marketable investment securities	31	390	216,759
Restricted cash and cash equivalents (1)	61,349	60,677	578
Other investment securities	96,886	106,874	108,308
Total other investment securities	96,886	106,874	108,308
Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$ 158,266	$ 167,941	$ 325,645
Maximum maturities of commercial paper	365 days	365 days
Maximum maturities of corporate securities	18 months	18 months
NagraStar L.L.C
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Ownership interest in equity method investment				50.00%